SEGMENT REPORTING	12 Months Ended
Dec. 31, 2017
SEGMENT REPORTING
SEGMENT REPORTING

2.  SEGMENT REPORTING

ACCOUNTING POLICY

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker and is based on individual mining operations. The chief operating decision maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the executive management team that makes strategic decisions.

CONCENTRATION OF CUSTOMERS

SA gold – Revenue by customer

The concentration of customers graphs for the SA gold, SA PGM and US PGM operations are not presented and can be found in the annual report on Form 20-F (File No. 001-35785), filed by Sibanye-Stillwater with the Securities and Exchange Commission on 30 March 2018.

SA PGM – Revenue by customer

The concentration of customers graphs for the SA gold, SA PGM and US PGM operations are not presented and can be found in the annual report on Form 20-F (File No. 001-35785), filed by Sibanye-Stillwater with the Securities and Exchange Commission on 30 March 2018.

US PGM – Revenue by customer

The concentration of customers graphs for the SA gold, SA PGM and US PGM operations are not presented and can be found in the annual report on Form 20-F (File No. 001-35785), filed by Sibanye-Stillwater with the Securities and Exchange Commission on 30 March 2018.

Figures in million - SA rand	Group	Total SA Region	Total SA Gold	Drie-fontein	Kloof	Beatrix	Cooke	Corporate and re- conciling ite	Total SA PGM	Kroondal	Platinum Mile	Mimosa	Rustenburg Operations	Corporate and re- conciling ite	Total US Region Stillwate[r]
31 December 2017
Revenue	45,911.6	36,750.0	23,473.6	8,076.9	8,845.1	4,875.8	1,676.5	(0.7)	13,276.4	2,861.5	194.1	1,687.7	10,220.8	(1,687.7)	9,161.6
Underground	37,790.3	33,168.0	21,143.2	7,148.1	7,985.3	4,753.1	1,257.4	(0.7)	12,024.8	2,861.5	-	1,687.7	9,163.3	(1,687.7)	4,622.3
Surface	3,582.0	3,582.0	2,330.4	928.8	859.8	122.7	419.1	-	1,251.6	-	194.1	-	1,057.5	-	-
Recycling	4,539.3	-	-	-	-	-	-	-	-	-	-	-	-	-	4,539.3
Cost of sales, before amortisation and depreciation	(36,482.7)	(29,471.0)	(17,879.2)	(6,203.5)	(5,762.7)	(3,952.5)	(1,960.5)	-	(11,591.8)	(2,395.9)	(129.8)	(1,200.5)	(9,066.1)	1,200.5	(7,011.7)
Underground	(29,345.3)	(26,710.5)	(16,032.2)	(5,488.9)	(5,109.5)	(3,852.1)	(1,581.7)	-	(10,678.3)	(2,395.9)	-	(1,200.5)	(8,282.4)	1,200.5	(2,634.8)
Surface	(2,760.5)	(2,760.5)	(1,847.0)	(714.6)	(653.2)	(100.4)	(378.8)	-	(913.5)	-	(129.8)	-	(783.7)	-	-
Recycling	(4,376.9)	-	-	-	-	-	-	-	-	-	-	-	-	-	(4,376.9)
Amortisation and depreciation	(5,699.7)	(4,268.3)	(3,507.5)	(1,126.5)	(1,404.5)	(696.2)	(256.4)	(23.9)	(760.8)	(239.0)	(2.6)	(211.7)	(514.7)	207.2	(1,431.4)
Interest income	415.5	363.7	205.7	77.6	71.1	18.4	12.5	26.1	158.0	57.0	2.1	8.8	96.6	(6.5)	51.8
Finance expense	(2,971.8)	(1,517.7)	(1,182.2)	(220.9)	(246.9)	(128.4)	(76.7)	(509.3)	(335.5)	(90.7)	-	(10.0)	(244.9)	10.1	(1,454.1)
Share-based payments	(231.9)	(227.0)	(227.0)	(2.8)	(1.8)	(1.3)	-	(221.1)	-	-	-	-	-	-	(4.9)
Net other costs[3]	(1,163.1)	(1,132.7)	10.4	(8.5)	(14.5)	(48.0)	(320.3)	401.7	(1,143.1)	(216.4)	(11.9)	23.2	(934.9)	(3.1)	(30.4)
Non-underlying items[4]	(6,759.1)	(6,688.2)	(6,535.8)	(74.9)	(50.4)	(675.3)	(3,664.7)	(2,070.5)	(152.4)	(9.0)	-	-	(134.9)	(8.5)	(70.9)
Royalties	(398.5)	(398.5)	(325.3)	(77.8)	(189.3)	(44.5)	(13.7)	-	(73.2)	(5.6)	-	(60.4)	(67.6)	60.4	-
Current taxation	(504.2)	(405.3)	(385.4)	(14.8)	(350.1)	(12.4)	-	(8.1)	(19.9)	-	(9.3)	(59.3)	(10.0)	58.7	(98.9)
Deferred taxation	3,450.8	533.8	549.2	(12.0)	61.4	245.3	1.5	253.0	(15.4)	(24.8)	(4.3)	(2.8)	12.7	3.8	2,917.0
Loss for the year	(4,433.1)	(6,461.2)	(5,803.5)	412.8	957.4	(419.1)	(4,601.8)	(2,152.8)	(657.7)	(62.9)	38.3	175.0	(643.0)	(165.1)	2,028.1
Attributable to:														-
Owners of the parent	(4,437.4)	(6,465.5)	(5,804.6)	412.8	957.4	(419.1)	(4,601.8)	(2,153.9)	(660.9)	(62.9)	35.1	175.0	(643.0)	(165.1)	2,028.1
Non-controlling interest holders	4.3	4.3	1.1	-	-	-	-	1.1	3.2	-	3.2	-	-	-	-

Adjusted EBITDA	9,045.1	6,902.5	5,308.5	1,841.0	3,044.5	910.0	(527.4)	40.4	1,594.0	430.9	51.7	521.4	1,112.9	(522.9)	2,142.6

Sustaining capital expenditure	(1,325.6)	(1,098.7)	(531.1)	(235.0)	(210.2)	(63.1)	(8.5)	(14.3)	(567.6)	(190.5)	(11.0)	(222.5)	(366.1)	222.5	(226.9)
Ore reserve development	(3,291.6)	(2,753.0)	(2,288.0)	(876.1)	(876.2)	(482.0)	(53.7)	-	(465.0)	-	-	-	(465.0)	-	(538.6)
Growth projects	(1,481.6)	(593.3)	(591.0)	(44.4)	(147.1)	(0.5)	(11.7)	(387.3)	(2.3)	-	(2.3)	-	-	-	(888.3)
Total capital expenditure	(6,098.8)	(4,445.0)	(3,410.1)	(1,155.5)	(1,233.5)	(545.6)	(73.9)	(401.6)	(1,034.9)	(190.5)	(13.3)	(222.5)	(831.1)	222.5	(1,653.8)

[1] Corporate and reconciling items represents the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate mining revenue.

[2] Stillwater’s performance is for eight months ended 31 December 2017 since acquisition (refer to note 13.1).

[3] Net other costs consists of loss on financial instruments, gain on foreign exchange differences, other income and other costs as detailed in profit or loss. Corporate and reconciling items net other costs includes the share of results equity-accounted investees after tax as detailed in profit or loss.

[4] Non-underlying items consists of impairments, occupational healthcare expense, gain on disposal of property, plant and equipment, restructuring costs and transaction costs as detailed in profit or loss.

Figures in million - SA rand	Group Total SA Region	Total SA Gold	Driefontein	Kloof	Beatrix	Cooke	Corporate and re- conciling items[2]	Total SA PGM	Kroondal[3]	Platinum Mil[e]	Mimosa[3]	Rustenburg Operation[s]	Corporate and re- conciling items[2]
31 December 2016 (Revised)[1]
Revenue	31,240.7	27,501.3	9,401.1	8,890.9	5,883.9	3,362.2	(36.8)	3,739.4	1,973.3	131.1	1,223.2	1,656.0	(1,244.2)
Underground	28,026.5	24,608.4	8,105.3	8,012.6	5,626.9	2,900.4	(36.8)	3,418.1	1,973.3	-	1,223.2	1,465.8	(1,244.2)
Surface	3,214.2	2,892.9	1,295.8	878.3	257.0	461.8	-	321.3	-	131.1	-	190.2	-
Cost of sales, before amortisation and depreciation	(20,709.1)	(17,346.0)	(5,566.6)	(5,041.0)	(3,753.4)	(2,985.0)	-	(3,363.1)	(1,689.8)	(90.8)	(969.0)	(1,582.5)	969.0
Underground	(18,800.6)	(15,655.1)	(4,852.1)	(4,609.4)	(3,567.4)	(2,626.2)	-	(3,145.5)	(1,689.8)	-	(969.0)	(1,455.7)	969.0
Surface	(1,908.5)	(1,690.9)	(714.5)	(431.6)	(186.0)	(358.8)	-	(217.6)	-	(90.8)	-	(126.8)	-
Amortisation and depreciation	(4,041.9)	(3,814.7)	(1,012.9)	(1,190.7)	(818.0)	(770.8)	(22.3)	(227.2)	(162.9)	(1.2)	(223.7)	(58.6)	219.2
Interest income	331.4	289.6	70.8	62.3	34.1	32.5	89.9	41.8	34.6	(9.0)	0.5	8.2	7.5
Finance expense	(903.1)	(806.2)	(143.1)	(156.0)	(77.6)	(75.8)	(353.7)	(96.9)	(70.6)	-	(11.2)	(26.2)	11.1
Share-based payments	(496.2)	(255.9)	(16.5)	(13.7)	(9.1)	-	(216.6)	(240.3)	-	-	-	-	(240.3)
Net other costs[5]	(1,158.6)	(1,029.3)	(226.1)	(187.9)	(170.5)	(115.0)	(329.8)	(129.3)	(1.2)	(0.6)	187.7	(92.2)	(223.0)
Non-underlying items[6]	548.2	(1,548.5)	(20.8)	15.7	(12.6)	(1,423.9)	(106.9)	2,096.7	(1.3)	-	-	2,105.2	(7.2)
Royalties	(566.6)	(528.0)	(204.8)	(194.3)	(113.2)	(15.7)	-	(38.6)	(10.2)	-	(82.9)	(28.3)	82.8
Current taxation	(1,111.8)	(1,111.3)	(472.3)	(422.0)	(223.0)	(1.1)	7.1	(0.5)	-	-	(22.8)	-	22.3
Deferred taxation	(90.3)	(164.5)	(64.3)	(148.5)	19.4	35.3	(6.4)	74.2	16.9	(11.6)	13.1	68.1	(12.3)
Profit for the year	3,042.7	1,186.5	1,744.5	1,614.8	760.0	(1,957.3)	(975.5)	1,856.2	88.8	17.9	114.9	2,049.7	(415.1)
Attributable to:													-
Owners of the parent	3,473.3	1,619.4	1,744.5	1,614.8	760.0	(1,523.5)	(976.4)	1,853.9	88.8	15.6	114.9	2,049.7	(415.1)
Non-controlling interest holders	(430.6)	(432.9)	-	-	-	(433.8)	0.9	2.3	-	2.3	-	-	-

Adjusted EBITDA	10,270.4	9,920.1	3,782.5	3,800.7	2,085.9	290.1	(39.1)	350.3	262.9	39.6	446.7	76.7	(475.6)

Sustaining capital expenditure	(1,010.5)	(683.5)	(218.5)	(261.2)	(84.8)	(48.9)	(70.1)	(327.0)	(175.8)	(1.3)	(159.8)	(148.7)	158.6
Ore reserve development	(2,394.4)	(2,394.4)	(779.0)	(912.9)	(542.9)	(159.6)	-	-	-	-	-	-	-
Growth projects	(746.3)	(746.3)	(54.1)	(130.1)	(0.7)	(40.7)	(520.7)	-	-	-	-	-	-
Total capital expenditure	(4,151.2)	(3,824.2)	(1,051.6)	(1,304.2)	(628.4)	(249.2)	(590.8)	(327.0)	(175.8)	(1.3)	(159.8)	(148.7)	158.6

[1] Subsequent to the successful integration of the US PGM operations, management has included the corporate and reconciling items directly attributable to the SA PGM operations in the respective operating segments, in line with how the information from these segments is reviewed by and reported to the executive management team. The comparative segment reporting for the year ended 31 December 2016 has been revised to conform to the current presentation.

[2] Corporate represents the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate mining revenue.

[3] The performance of Kroondal, Platinum Mile, and Mimosa is for the nine months ended 31 December 2016 since acquisition (refer to note 13.3). The Mimosa segment information reflects the financial information provided to the chief operating decision maker. In the consolidated financial statements this operating segment is accounted for using the equity method which differs from the measures used by the chief operating decision maker.

[4] Rustenburg operations’ performance is for two months ended 31 December 2016 since acquisition (refer to note 13.2).

[5] Net other costs consists of loss on financial instruments, gain on foreign exchange differences, other income and other costs as detailed in profit or loss. Corporate and reconciling items net other costs includes the share of results of equity-accounted investees after tax as detailed in profit or loss.

[6] Non-underlying items consists of impairments, gain on disposal of property, plant and equipment, restructuring costs, transaction costs and gain on acquisition as detailed in profit or loss.

Figures in million - SA rand	Group Total SA Gold	Driefontein	Kloof	Beatrix	Cooke	Corporate and reconciling items[1]
31 December 2015
Revenue	22,717.4	8,236.0	6,691.4	4,815.5	2,974.5	-
Underground	20,515.0	7,284.1	6,112.8	4,555.7	2,562.4	-
Surface	2,202.4	951.9	578.6	259.8	412.1	-
Cost of sales, before amortisation and depreciation	(16,380.4)	(5,234.2)	(4,777.2)	(3,391.0)	(2,978.0)	-
Underground	(14,940.8)	(4,681.2)	(4,454.9)	(3,184.5)	(2,620.2)	-
Surface	(1,439.6)	(553.0)	(322.3)	(206.5)	(357.8)	-
Amortisation and depreciation	(3,636.6)	(1,142.6)	(1,029.3)	(739.4)	(704.6)	(20.7)
Interest income	257.0	67.5	50.6	31.3	27.1	80.5
Finance expense	(561.8)	(147.7)	(150.1)	(57.2)	(61.3)	(145.5)
Share-based payments	(274.4)	(35.1)	(27.6)	(23.5)	-	(188.2)
Net other costs[2]	(575.1)	(77.9)	(60.4)	(47.3)	(30.1)	(359.4)
Non-underlying items[3]	(230.1)	(2.9)	7.2	(8.4)	(31.8)	(194.2)
Royalties	(400.6)	(196.8)	(98.4)	(88.7)	(16.7)	-
Current taxation	(696.7)	(430.8)	(97.4)	(153.4)	-	(15.1)
Deferred taxation	319.5	53.4	0.9	18.0	122.0	125.2
Profit for the year	538.2	1,088.9	509.7	355.9	(698.9)	(717.4)
Attributable to:
Owners of the parent	716.9	1,088.9	509.7	355.9	(519.9)	(717.7)
Non-controlling interest holders	(178.7)	-	-	-	(179.0)	0.3

Adjusted EBITDA	6,234.9	2,934.4	1,865.1	1,389.1	(21.7)	67.9

Sustaining capital expenditure	(668.9)	(249.2)	(225.6)	(86.1)	(92.9)	(15.1)
Ore reserve development	(2,304.9)	(727.0)	(840.6)	(510.4)	(226.9)	-
Growth projects	(371.0)	(18.0)	(63.7)	-	(17.6)	(271.7)
Total capital expenditure	(3,344.8)	(994.2)	(1,129.9)	(596.5)	(337.4)	(286.8)

[1] Corporate represents the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate mining revenue.

[2] Net other costs consists of loss on financial instruments, loss on foreign exchange differences, other income and other costs as detailed in profit or loss. Corporate and reconciling net other costs includes the share of results of equity-accounted investees after tax as detailed in profit or loss.

[3] Non-underlying items consists of gain on disposal of property, plant and equipment, restructuring costs, transaction costs and net loss on derecognition of financial guarantee asset and liability as detailed in profit or loss.